Acquisitions - Schedule of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Mar. 05, 2021	Jan. 19, 2021
Business Acquisition [Line Items]
Goodwill	$ 0	$ 1,114
ATG
Business Acquisition [Line Items]
Cash and cash equivalents				$ 311
Property and equipment, net				63
Operating lease right-of-use assets				42
Acquisition related intangible assets				546
Goodwill				1,060
Related party payable				(47)
Operating lease liabilities				(40)
Other assets and (liabilities), net				(19)
Total				$ 1,916
OURS Technology, Inc.
Business Acquisition [Line Items]
Acquisition related intangible assets			$ 19
Goodwill			24
Deferred tax liability			(2)
Total			$ 41